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                 SUPPLEMENT TO THE CLASS A OR CLASS A, B AND C
                      STATEMENTS OF ADDITIONAL INFORMATION

                    CREDIT SUISSE CAPITAL APPRECIATION FUND
                       CREDIT SUISSE EMERGING GROWTH FUND
                      CREDIT SUISSE EMERGING MARKETS FUND
                       CREDIT SUISSE EUROPEAN EQUITY FUND
                        CREDIT SUISSE FIXED INCOME FUND
                  CREDIT SUISSE GLOBAL FINANCIAL SERVICES FUND
                     CREDIT SUISSE GLOBAL FIXED INCOME FUND
                   CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
                 CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
                      CREDIT SUISSE GLOBAL TECHNOLOGY FUND
                         CREDIT SUISSE HIGH INCOME FUND
                     CREDIT SUISSE INTERNATIONAL FOCUS FUND
                        CREDIT SUISSE INTERNATIONAL FUND
                    CREDIT SUISSE INVESTMENT GRADE BOND FUND
                        CREDIT SUISSE JAPAN GROWTH FUND
                       CREDIT SUISSE LARGE CAP VALUE FUND
                       CREDIT SUISSE MUNICIPAL BOND FUND
                     CREDIT SUISSE NEW YORK MUNICIPAL FUND
                        CREDIT SUISSE SELECT EQUITY FUND
                     CREDIT SUISSE SHORT DURATION BOND FUND
                      CREDIT SUISSE SMALL CAP GROWTH FUND
                       CREDIT SUISSE SMALL CAP VALUE FUND
                     CREDIT SUISSE STRATEGIC SMALL CAP FUND
                       CREDIT SUISSE STRATEGIC VALUE FUND
                        CREDIT SUISSE TAX EFFICIENT FUND

The following information supplements certain information in the funds' Statements of Additional Information.

The initial sales charge on Class A shares is waived for employees of Credit Suisse Asset Management, LLC ("CSAM") or its affiliates and current and former directors or trustees of funds advised by CSAM or its affiliates.

The contingent deferred sales charges applicable to redemptions of Class C shares of the fund within one year from the original date of purchase of such shares is waived for donor-advised charitable funds advised or sponsored by CSAM or its affiliates.

Dated: August 23, 2002